Provisions	12 Months Ended
Dec. 31, 2021
Provisions
Provisions

19Provisions

Dilapidations
£ 000
As at January 1, 2020	83
Unwinding of discount	5
As at December 31, 2020	88
Unwinding of discount	7
As at December 31, 2021	95

The dilapidation provision was recognized as a result of the obligation to return the leased property in Bristol, UK to its original condition at the end of the lease which currently expires in 2028. The provision is recognized at amortized cost with discount unwind being recognized each year. The provision is expected to be utilized at the end of the lease period.